Other Income And Other Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
All other income and commissions:
ATM interchange fees	$ 11,917,000	$ 10,943,000	$ 10,412,000
Electronic banking fees	5,840,000	6,190,000	6,289,000
Gains/(loss) on extinguishment of debt	5,793,000	(4,166,000)	0
Letter of credit fees	4,621,000	4,864,000	5,081,000
Deferred compensation	(1,369,000)	2,042,000	4,685,000
Other	15,821,000	12,390,000	13,874,000
Total	42,623,000	32,263,000	40,341,000
All other expense:
Litigation and regulatory matters	187,607,000	(2,720,000)	63,654,000
Travel and entertainment	9,590,000	9,095,000	8,959,000
Employee training and dues	5,390,000	4,518,000	5,054,000
Customer relations	5,382,000	5,726,000	4,916,000
Tax credit investments	4,582,000	2,087,000	2,021,000
Supplies	3,827,000	3,745,000	3,800,000
Miscellaneous loan costs	2,656,000	2,690,000	4,209,000
Other	34,123,000	41,952,000	32,579,000
Total	$ 253,157,000	$ 67,093,000	$ 125,192,000